Debt, Cash and Cash Equivalents - Summary of Net Debt by Type Valuation of Redemption (Details) - EUR (€) € in Millions		Jun. 30, 2024		Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Interest rate and currency derivatives used to manage debt		€ 179		€ 139
Total debt		21,918		16,531
Cash and cash equivalents		(6,795)		(8,710)	€ (7,993)	€ (12,736)
Interest rate and currency derivatives used to manage cash and cash equivalents		(11)		(28)
Net debt	[1]	15,112		7,793
Value on redemption
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues		14,509		15,134
Other bank borrowings		7,213		1,248
Other borrowings		5		6
Bank credit balances		215		203
Interest rate and currency derivatives used to manage debt		10		(18)
Total debt		21,952		16,573
Cash and cash equivalents		(6,795)		(8,710)
Interest rate and currency derivatives used to manage cash and cash equivalents		(11)		(28)
Net debt	[2]	15,146		7,835
Value on redemption | non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents		0		0
Interest rate and currency derivatives used to manage cash and cash equivalents		0		0
Net debt		12,688		14,546
Value on redemption | current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Cash and cash equivalents		(6,795)		(8,710)
Interest rate and currency derivatives used to manage cash and cash equivalents		(11)		(28)
Net debt		2,458		(6,711)
Value on redemption | non-current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues		12,593		14,416
Other bank borrowings		95		130
Other borrowings		0		0
Bank credit balances		0		0
Interest rate and currency derivatives used to manage debt		0		0
Total debt		12,688		14,546
Value on redemption | current
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Bond issues		1,916		718
Other bank borrowings		7,118	[3]	1,118
Other borrowings		5		6
Bank credit balances		215		203
Interest rate and currency derivatives used to manage debt		10		(18)
Total debt		9,264		€ 2,027
Value on redemption | current | Commercial paper program in USA
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Other bank borrowings		6,955
Value on redemption | current | Commercial paper program in France
Disclosure of reconciliation of carrying amount to value on redemption [line items]
Other bank borrowings		€ 0

[1]	Net debt does not include lease liabilities, which amounted to €2,012 million as of June 30, 2024 and €2,030 million as of December 31, 2023
[2]	Net debt does not include lease liabilities, which amounted to €2,012 million as of June 30, 2024 and €2,030 million as of December 31, 2023
[3]	(a) As of June 30, 2024, current other bank borrowings include €6,955 million related to the US Commercial Paper program and €0 million related to the Negotiable European Commercial Paper program in France